RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on April 3, 2017; such supplement (accession number 0000088053-17-000550) is incorporated by reference into this Rule 497 Document.

Deutsche Asset Allocation Trust:

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche Global/International Fund, Inc.:
Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund

Deutsche Global Growth Fund

Deutsche Global Small Cap Fund

Deutsche Income Trust:

Deutsche Core Fixed Income Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Global High Income Fund

Deutsche Global Inflation Fund

Deutsche GNMA Fund

Deutsche High Income Fund

Deutsche Short Duration Fund

Deutsche Strategic Government Securities Fund

Deutsche Unconstrained Income Fund

Deutsche International Fund, Inc.:

Deutsche CROCI® International Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Frontier Fund

Deutsche Global Equity Fund

Deutsche Latin America Equity Fund

Deutsche World Dividend Fund

Deutsche Investment Trust:

Deutsche Capital Growth Fund

Deutsche Core Equity Fund

Deutsche CROCI® U.S. Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Mid Cap Growth Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Market Trust:

Deutsche Global Income Builder Fund

Deutsche Real Assets Fund

Deutsche Select Alternative Allocation Fund

Deutsche Money Funds:

Deutsche Money Market Prime Series

Deutsche Municipal Trust:

Deutsche Managed Municipal Bond Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche Portfolio Trust:

Deutsche Floating Rate Fund

Deutsche Securities Trust:

Deutsche CROCI® Sector Opportunities Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Gold & Precious Metals Fund

Deutsche Health and Wellness Fund

Deutsche Science and Technology Fund

Deutsche State-Tax Free Income:

Deutsche California Tax-Free Income Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche New York Tax-Free Income Fund

Deutsche Tax Free Trust:

Deutsche Intermediate Tax/AMT Free Fund